Annual Fund Operating Expenses - Calamos Antetokounmpo Global Sustainable Equities ETF - Calamos Antetokounmpo Global Sustainable Equities ETF	Nov. 21, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.95%

[1]	Other Expenses is an estimate based on the expenses the Fund expects to incur for the current fiscal year.